July 17, 2020

Lauren Hamilton and Christopher Bellacicco, Esq.
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:  T. Rowe Price International Funds, Inc. (the “Registrant”)
  on behalf of the following series:

   T. Rowe Price Overseas Stock Fund

   T. Rowe Price International Stock Fund (collectively the “Acquiring Funds”)

  File No: 333-239005

Dear Ms. Hamilton and Mr. Bellacicco:

On behalf of the Acquiring Funds, we are hereby filing Pre-Effective Amendment No. 1 to the Registrants’ Registration Statement on Form N-14 (the “Registration Statement”) under Section 8(a) of the Securities Act of 1933.

The Registration Statement reflects minor grammatical changes as well as changes in response to your comments on the previous filing.

If you have any questions about this filing, please give me a call at 443-547-4719.

Sincerely,

/s/Sara Pak
Sara Pak
Vice President and Senior Legal Counsel
T. Rowe Price Associates, Inc.